Income Taxes - Additional Information (Detail) - USD ($)				12 Months Ended
	Mar. 11, 2015	Nov. 26, 2014	Nov. 20, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 02, 2015	Oct. 23, 2013
Operating Loss Carryforwards [Line Items]
Unrecognized tax positions				$ 0	$ 0
Cumulative pre-tax book loss position period				3 years
Valuation allowance				$ 75,705,000	69,271,000
Income tax expense (benefit)				11,342,000	6,186,000	$ (3,596,000)
Federal and state current income taxes				2,500,000
Provision for foreign tax				1,699,000	1,582,000	914,000
Federal and state deferred tax expense				800,000
Increase in valuation allowance				7,089,000	13,514,000	55,672,000
Accounting treatment for goodwill				800,000	5,800,000
U.S. alternative minimum taxes				1,827,000	781,000
State Taxes					200,000
Increase in deferred tax liabilities					3,600,000
Foreign deferred tax benefit				(818,000)	$ (5,310,000)	$ (1,590,000)
Amount of net operating loss carry-forwards available to offset future U.S. federal taxable income				97,800,000
Amount of net operating loss carry-forwards available to offset future state taxable income				$ 111,200,000
Expire date of carry-forwards				Through 2034
Loss carry-forwards available to future foreign taxable income				$ 27,400,000
Net operating loss carry-forwards annual limitations				$ 77,100,000
Common stock, shares issued				132,024,558	130,959,113			105,187,363
Cumulatively profitable foreign jurisdiction							$ 7,300,000
Undistributed earnings				$ 7,300,000
Follow-On Public Offering [Member]
Operating Loss Carryforwards [Line Items]
Common stock, shares issued		3,000,000	13,000,000
Number of shares sold by the selling stockholders	12,000,000	10,000,000
Common stock, per share	$ 19.00	$ 14.50
Over-Allotment Option [Member]
Operating Loss Carryforwards [Line Items]
Number of shares sold by the selling stockholders	1,800,000	1,950,000	1,950,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
NOL carry-forward				1,600,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
NOL carry-forward				700,000
India [Member]
Operating Loss Carryforwards [Line Items]
Loss carry-forwards available to future foreign taxable income				$ 2,900,000
Loss carry-forwards, expiration date				2021
United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Loss carry-forwards available to future foreign taxable income				$ 23,400,000
Israel [Member]
Operating Loss Carryforwards [Line Items]
Loss carry-forwards available to future foreign taxable income				900,000
Singapore [Member]
Operating Loss Carryforwards [Line Items]
Loss carry-forwards available to future foreign taxable income				$ 200,000